Changes to Comparative Data (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes to Comparative Data

Consolidated Statement of Changes in Equity

For the year ended 31 December 2015

	Retained earnings £m	Total shareholders’ equity £m	Total equity £m
At 1 January 2015 – as reported in 2015	4,056	13,854	14,193
Adjustment	(631)	(631)	(631)
At 1 January 2015 – as reported in 2017	3,425	13,223	13,562

At 31 December 2015 – as reported in 2015	6,352	15,271	15,662
Adjustment	(631)	(631)	(631)
At 31 December 2015 – as reported in 2017	5,721	14,640	15,031

Summary of Changes to Note (2) Segments

Note 2. Segments

	Retail Banking			Commercial Banking
2015	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m
Net interest income	3,097	112	2,985	399	(61)	460
Non-interest income	526	5	521	91	(18)	109
Total operating income	3,623	117	3,506	490	(79)	569
Operating expenses before impairment losses, provisions and charges	(1,898)	(115)	(1,783)	(217)	115	(332)
Impairment (losses)/releases on loans and advances	(90)	(14)	(76)	(25)	14	(39)
Provisions for other liabilities and (charges)/releases	(728)	(1)	(727)	(23)	1	(24)
Total operating impairment losses, provisions and (charges)/releases	(818)	(15)	(803)	(48)	15	(63)
Profit before tax	907	(13)	920	225	51	174

Revenue from external customers	4,529	94	4,435	626	(94)	720
Inter-segment revenue	(906)	23	(929)	(136)	(15)	(151)
Total operating income	3,623	117	3,506	490	(79)	569

Customer loans	167,093	2,263	164,830	18,680	(2,263)	20,943
Total assets	173,479	1,632	171,847	18,680	(2,263)	20,943
Customer deposits	140,358	3,026	137,332	15,076	(3,026)	18,102
Total liabilities	143,157	3,026	140,131	15,076	(3,026)	18,102

	Global Corporate Banking			Corporate Centre			Total
2015	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m
Net interest income	52	(20)	72	27	(31)	58	3,575	–	3,575
Non-interest income	303	(4)	307	78	17	61	998	–	998
Total operating income	355	(24)	379	105	(14)	119	4,573	–	4,573
Operating expenses before impairment losses, provisions and (charges)/releases	(287)	–	(287)	(1)	–	(1)	(2,403)	–	(2,403)
Impairment releases/(losses) on loans and advances	13	–	13	36	–	36	(66)	–	(66)
Provisions for other liabilities and (charges)/releases	(14)	–	(14)	3	–	3	(762)	–	(762)
Total operating impairment losses, provisions and (charges)/releases	(1)	–	(1)	39	–	39	(828)	–	(828)
Profit before tax	67	(24)	91	143	(14)	157	1,342	–	1,342

Revenue from external customers	437	–	437	(1,019)	–	(1,019)	4,573	–	4,573
Inter-segment revenue	(82)	(24)	(58)	1,124	(14)	1,138	–	–	–
Total operating income	355	(24)	379	105	(14)	119	4,573	–	4,573

Customer loans	5,470	–	5,470	7,391	–	7,391	198,634	–	198,634
Total assets	36,593	–	36,593	52,026	–	52,026	280,778	(631)	281,409
Customer deposits	3,013	–	3,013	3,808	–	3,808	162,255	–	162,255
Total liabilities	32,290	–	32,290	75,224	–	75,224	265,747	–	265,747